Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of Changes in Projected Benefit Obligations

The following table presents the projected benefit obligation, the fair value of plan assets, the funded status and the accumulated benefit obligation for the Domestic Plan, the U.K. Plan and the International Plans:

	Domestic Plan		U.K. Plan		International Plans
	2016	2015	2016	2015	2016	2015
	(in millions)
Change in Projected Benefit Obligation:
Benefit obligation at beginning of year	$394	$425	$391	$415	$82	$115
Service cost	—	—	2	1	2	2
Interest cost	13	16	12	15	2	2
Actuarial loss (gain)	1	(8)	87	(5)	2	(1)
Settlements and curtailments	(2)	(14)	—	—	(1)	(4)
Effect of foreign exchange rates	—	—	(74)	(19)	(1)	(4)
Benefits paid	(25)	(25)	(14)	(16)	(5)	(28)

Benefit obligation at end of year	$381	$394	$404	$391	$81	$82

Change in Plan Assets:
Fair value of plan assets at beginning of year	$265	$283	$368	$390	$60	$85
Actual return on plan assets, net of expenses	11	(11)	42	(1)	1	—
Employer contributions	18	32	5	13	3	8
Effect of foreign exchange rates	—	—	(65)	(18)	—	(1)
Benefits paid	(25)	(25)	(14)	(16)	(5)	(28)
Settlements	(2)	(14)	—	—	(1)	(4)

Fair value of plan assets at end of year	267	265	336	368	58	60

Funded status at end of year (underfunded)	(114)	(129)	(68)	(23)	(23)	(22)

Accumulated benefit obligation	$381	$394	$404	$391	$81	$82

Schedule of Amounts Recognized in Balance Sheet

Amounts recognized in the consolidated balance sheets consisted of:

	Domestic Plan		U.K. Plan		International Plans
	2016	2015	2016	2015	2016	2015
	(in millions)
Other non-current assets	$4	$2	$—	$—	$6	$7
Other liabilities	(118)	(131)	(68)	(23)	(29)	(29)

Net amount recognized	$(114)	$(129)	$(68)	$(23)	$(23)	$(22)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive loss consisted of:

	Domestic Plan			U.K. Plan			International Plans
	2016	2015	2014	2016	2015	2014	2016	2015	2014
	(in millions)
Net actuarial loss	$—	$15	$42	$41	$16	$33	$3	$1	$10
Prior service credit	(3)	(4)	(4)	—	—	—	—	—	—
Amortization of net gain	(3)	(3)	(7)	(2)	(2)	(1)	(1)	(9)	(1)

Net amount recognized	$(6)	$8	$31	$39	$14	$32	$2	$(8)	$9

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year

The estimated unrecognized net losses and prior service cost that will be amortized into net periodic pension cost over the fiscal year following the indicated year were as follows:

	Domestic Plan			U.K. Plan			International Plans
	2016	2015	2014	2016	2015	2014	2016	2015	2014
	(in millions)
Unrecognized net losses	$2	$2	$3	$4	$2	$2	$—	$—	$1
Unrecognized prior service cost	4	4	4	—	—	—	—	—	—

Amount unrecognized	$6	$6	$7	$4	$2	$2	$—	$—	$1

Schedule of Net Periodic Pension Cost (Credit)

The net periodic pension cost (credit) was as follows:

	Domestic Plan			U.K. Plan			International Plans
	2016	2015	2014	2016	2015	2014	2016	2015	2014
	(in millions)
Service cost	$8	$7	$7	$2	$2	$1	$3	$3	$2
Interest cost	13	16	17	12	15	17	2	2	4
Expected return on plan assets	(19)	(19)	(18)	(22)	(25)	(24)	(3)	(4)	(4)
Amortization of prior service cost	4	4	4	—	—	—	—	—	—
Amortization of net loss	3	3	1	2	2	1	—	—	1
Settlement losses	—	—	5	—	—	—	—	10	1

Net periodic pension cost (credit)	$9	$11	$16	$(6)	$(6)	$(5)	$2	$11	$4

Schedule of Assumptions Used

The weighted-average assumptions used to determine benefit obligations were as follows:

	Domestic Plan		U.K. Plan		International Plans
	2016	2015	2016	2015	2016	2015
Discount rate	4.0%	4.3%	2.8%	3.9%	3.1%	3.5%
Salary inflation	N/A	N/A	1.9	1.7	2.1	2.1
Pension inflation	N/A	N/A	3.1	2.8	1.7	1.6

The weighted-average assumptions used to determine net periodic pension cost (credit) were as follows:

	Domestic Plan			U.K. Plan			International Plans
	2016	2015	2014	2016	2015	2014	2016	2015	2014
Discount rate	4.2%	3.9%	4.7%	3.9%	3.8%	4.7%	3.5%	3.3%	4.3%
Expected return on plan assets	7.3	7.5	7.5	6.5	6.5	6.5	5.4	5.1	6.0
Salary inflation	N/A	N/A	N/A	1.7	1.6	1.9	2.1	2.2	2.3
Pension inflation	N/A	N/A	N/A	2.8	2.8	3.0	1.6	1.8	1.9

Schedule of Fair Value of Pension Assets

The following tables present the fair value hierarchy of total plan assets measured at fair value by asset category. The fair values of Level 2 assets were based on available market pricing information of similar financial instruments. There were no Level 3 assets as of December 31, 2016 and 2015.

	December 31, 2016
	Domestic Plan		U.K. Plan		International Plans
	Level 1	Level 2	Level 1	Level 2	Level 1	Level 2
	(in millions)
Cash and cash equivalents	$—	$—	$—	$—	$10	$—
Equity funds	25	—	—	—	3	6
Debt securities	1	62	—	—	—	—
Bond funds	—	—	—	—	—	6
Common collective trusts	—	139	—	336	—	33
Other	—	40	—	—	—	—

Total	$26	$241	$—	$336	$13	$45

	December 31, 2015
	Domestic Plan		U.K. Plan		International Plans
	Level 1	Level 2	Level 1	Level 2	Level 1	Level 2
	(in millions)
Cash and cash equivalents	$—	$—	$—	$—	$10	$—
Equity funds	64	—	—	—	4	7
Debt securities	2	71	—	—	—	—
Bond funds	—	—	—	—	—	7
Common collective trusts	—	128	—	368	—	32

Total	$66	$199	$—	$368	$14	$46

Schedule of Expected Benefit Payments

As of December 31, 2016, the benefits expected to be paid in the next five years and in the aggregate for the five years thereafter were as follows:

	Domestic Plan	U.K. Plan	International Plans
Year	(in millions)
2017	$30	$13	$9
2018	27	13	5
2019	26	13	5
2020	26	14	5
2021	26	14	5
2022-2026	124	73	24

	$259	$140	$53